Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (155,244,350)	$ (19,640,505)
Reversal of impairment		3,799,790	350,954,848
Impairment / (Reversal of impairment)	$ (7,653,856)	(151,444,560)	331,314,343	$ (477,944,690)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(129,350,315)	(16,872,238)
Reversal of impairment			288,581,670
Impairment / (Reversal of impairment)		(129,350,315)	271,709,432
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(19,751,882)	(2,768,267)
Reversal of impairment		3,799,790	55,267,148
Impairment / (Reversal of impairment)		(15,952,092)	52,498,881
AGRO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(4,206,653)
Impairment / (Reversal of impairment)		(4,206,653)
Pemex Fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(1,935,500)
Impairment / (Reversal of impairment)		$ (1,935,500)
Pemex Logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			5,829,520
Impairment / (Reversal of impairment)			5,829,520
Pemex Ethylene [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment			1,276,510
Impairment / (Reversal of impairment)			$ 1,276,510